Debt facility - Long-Term Debt (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
Debt Facility
Principal outstanding	$ 22,000	$ 20,000
Interest Payable in Kind	273
Unamortized issuance costs	(1,129)	(800)
Long-term Debt	$ 21,144	$ 19,200